Janus Investment Fund

Janus Henderson Global Sustainable Equity Fund

Supplement dated May 18, 2021

to Currently Effective Prospectuses

The purpose of this supplement is to update information regarding personnel-sharing arrangements that Janus Capital Management LLC (“Janus Capital”) utilizes with its foreign (non-U.S.) affiliates. Effective immediately, the prospectuses will be revised to reflect that Janus Capital will utilize a personnel-sharing arrangement with Janus Henderson Investors (Jersey) Limited (“HIJL”), a newly-formed affiliate of Janus Capital. As a result of this arrangement, one or more employees of HIJL will provide portfolio management, research, and related services to Janus Henderson Global Sustainable Equity Fund (the “Fund”), subject to oversight and supervision of Janus Capital. The Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund.

1.	Under “Investment Adviser” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph replaces the first paragraph in its entirety:

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments for all Funds. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund. Janus Capital utilizes a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., Henderson Global Investors (Singapore) Ltd., and Janus Henderson Investors (Jersey) Limited (collectively, “HGIL”), pursuant to which one or more employees of HGIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to Janus Henderson Asia Equity Fund, Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson Global Real Estate Fund, Janus Henderson Global Sustainable Equity Fund, and Janus Henderson International Opportunities Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Sustainable Equity Fund

Supplement dated May 18, 2021

to Currently Effective Statement of Additional Information

The purpose of this supplement is to update information regarding personnel-sharing arrangements that Janus Capital Management LLC (“Janus Capital”) utilizes with its foreign (non-U.S.) affiliates. Effective immediately, the statement of additional information (“SAI”) will be revised to reflect that Janus Capital will utilize a personnel-sharing arrangement with Janus Henderson Investors (Jersey) Limited (“HIJL”), a newly-formed affiliate of Janus Capital. As a result of this arrangement, one or more employees of HIJL will provide portfolio management, research, and related services to Janus Henderson Global Sustainable Equity Fund (the “Fund”), subject to oversight and supervision of Janus Capital. The Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Fund.

1.	Under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Subadviser section of the Fund’s SAI, the following paragraph replaces the fourth paragraph in its entirety:

In rendering investment advisory services to Janus Henderson Asia Equity Fund, Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson Global Real Estate Fund, Janus Henderson Global Sustainable Equity Fund, and Janus Henderson International Opportunities Fund, Janus Capital may use the portfolio management, research, and other resources of Henderson Global Investors Limited, Henderson Global Investors (Singapore) Ltd., Henderson Global Investors (Japan) Ltd., or Janus Henderson (Jersey) Limited (collectively, “HGIL”), foreign (non-U.S.) affiliates of Janus Capital. One or more HGIL employees may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in guidance issued by the Staff allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, HGIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from HGIL may render portfolio management, research, and other services to the Funds, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and HGIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Please retain this Supplement with your records.